Deposits	12 Months Ended
Dec. 31, 2024
Deposits
Deposits
The maturity profile of the Bank’s deposits, excluding interest payable, is as follows:

	Remaining Term		Original Term
	December 31,		December 31,
	2024	2023	2024	2023
Demand	440,029	510,195	440,029	510,195
Up to 1 month	2,797,904	2,026,454	1,793,178	1,336,379
From 1 to 3 months	1,162,833	704,765	999,506	758,728
From 3 to 6 months	585,542	517,359	1,092,876	675,106
From 6 month to 1 year	342,460	570,033	901,145	892,221
From 1 to 2 years	73,642	77,843	158,621	216,430
From 2 to 5 years	10,314	1,500	27,369	19,090
Total	5,412,724	4,408,149	5,412,724	4,408,149
The following table presents additional information regarding the Bank’s deposits:

	December 31,
	2024	2023
Aggregate amount of $100,000 or more	5,411,881	4,407,608
Aggregate amount of deposits in the New York Agency	1,581,865	1,250,524

	December 31,
	2024	2023	2022
Interest expense on deposits made in the New York Agency	88,668	53,885	12,334